INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Tax expense (benefit) computed at statutory rates	$ (6,920)	$ (29,262)	$ (15,736)
Effect of different tax rates in different jurisdictions	(18,453)	1,408	7,514
Gain on acquisition of TPSCo	(33,280)
Tax benefits for which deferred taxes were not recorded	27,757	20,139	15,955
Permanent differences and other, net	6,154	(1,673)	(407)
Income tax provision (benefit)	$ (24,742)	$ (9,388)	$ 7,326